DERIVATIVES AND HEDGING ACTIVITIES (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash Flow Hedges of Interest Rate Risk
Notional amount				$ 887,500,000
Notional amount to which Fifth Third Bank was the counterparty				687,500,000
Fair value of the Company's derivative financial instruments designated as cash flow hedges
Fair value of interest rate swap				30,094,000
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)	(14,946,000)	(4,256,000)	(12,712,000)	(36,643,000)
Amount of loss reclassified from accumulated OCI into earnings (effective portion)	(1,674,000)	(2,600,000)	(1,674,000)	(7,220,000)
Amount of loss recognized in earnings (ineffective portion)	$ (1,235,000)	$ (31,079,000)	$ (3,388,000)	$ (3,492,000)